This is filed pursuant to Rule 497(e).

AllianceBernstein High Yield Fund, Inc.
File Nos. 333-18505 and 811-09160.

AllianceBernstein Bond Fund, Inc.
File Nos. 002-48227 and 811-02383.

AllianceBernstein Global Strategic Income Trust, Inc.
File Nos.033-63797 and 811-07391.

                                                   ALLIANCEBERNSTEIN BOND FUNDS
                                    -AllianceBernstein Corporate Bond Portfolio
                                             -AllianceBernstein High Yield Fund
                               -AllianceBernstein Global Strategic Income Trust
--------------------------------------------------------------------------------
Supplement dated April 20, 2006 to the Prospectuses dated February 1, 2006 of the AllianceBernstein(R) Bond Funds that offer Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Corporate Bond Portfolio, AllianceBernstein High Yield Fund, and AllianceBernstein Global Strategic Income Trust; and that offer Class A, Class R, Class K and Class I shares of AllianceBernstein Corporate Bond Portfolio, AllianceBernstein High Yield Fund, and AllianceBernstein Global Strategic Income Trust.


The following information replaces certain information in the Prospectuses under the heading "Management of the Funds - Portfolio Managers."

The management of, and investment decisions for, the Funds' portfolios are made by certain Investment Policy Teams. Each Investment Policy Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating each Fund's investments.

The following table lists the Investment Policy Teams, the person within each Investment Policy Team with the most significant responsibility for day-to-day management of the Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                                                        Principal Occupation During The Past Five
   Fund and Responsible Team             Employee; Year; Title          (5) Years
   --------------------------            -----------------------        ------------------------------------------
AllianceBernstein Corporate Bond        Jeffrey Phlegar; since April    Executive Vice President of the Adviser,
   Portfolio                             2006; Executive Vice           with which he has been associated in a
 Global Credit Investment Team           President of the Adviser       substantially similar capacity to his
                                                                        current position since prior to 2001 and
                                                                        Co-Head of Fixed Income.

                                         Andrew M. Aran; since April    Senior Vice President of the Adviser, with
                                         2006; Senior Vice President    which he has been associated in a
                                         of the Adviser                 substantially similar capacity to his
                                                                        current position since prior to 2001.

                                         Lawrence J. Shaw; since        Senior Vice President of the Adviser, with
                                         August 2002; Senior Vice       which he has been associated in a
                                         President of the Adviser       substantially similar capacity to his
                                                                        current position since prior to 2001.

                                         Gershon Distenfeld; since      Vice President of the Adviser, with which
                                         April 2006; Vice President     he has been associated in a substantially
                                         of the Adviser                 similar capacity to his current position
                                                                        since prior to 2001.

 AllianceBernstein High Yield Fund       Douglas J. Peebles; since      Executive Vice President of the Adviser,
 Global Credit Investment Team           April 2006; Executive Vice     with which he has been associated in a
                                         President of the Adviser and   substantially similar capacity to his
                                         Chief Investment Officer and   current position since prior to 2001, and
                                         Co-Head of Fixed-Income        Chief Investment Officer and Co-Head of
                                                                        Fixed Income.

                                         Andrew M. Aran; since April    Senior Vice President of the Adviser, with
                                         2006; Senior Vice President    which he has been associated in a
                                         of the Adviser                 substantially similar capacity to his
                                                                        current position since prior to 2001.

                                         Joel J. McKoan; since April    Senior Vice President of the Adviser, with
                                         2006; Senior Vice President    which he has been associated in a
                                         of the Adviser and Director    substantially similar capacity to his
                                         of Credit                      current position since 2003 and Director of
                                                                        Credit.  Prior to 2003, Mr. McKoan was a
                                                                        Managing Director at UBS Warburg where he
                                                                        headed the North American Debt Syndicate
                                                                        Group, with responsibility for primary
                                                                        trading of corporate debt, emerging
                                                                        market-debt and structured products and was
                                                                        Global Co-Head of the CDO Group at UBS
                                                                        Warburg since prior to 2001.

                                         Gershon Distenfeld; since      Vice President of the Adviser, with which
                                         May 2005; Vice President of    he has been associated in a substantially
                                         the Adviser                    similar capacity to his current position
                                                                        since prior to 2001.

                                         Mark A. Hamilton; since        Senior Vice President of the Adviser, with
                                         October 2005; Senior Vice      which he has been associated in a
                                         President of the Adviser       substantially similar capacity to his
                                                                        current position since prior to 2001.

 Global Strategic Income Trust           Douglas J. Peebles; since      Executive Vice President of the Adviser,
 Global Fixed Income Investment Team     inception; Executive Vice      with which he has been associated in a
   and Global Credit Investment Team     President of the Adviser and   substantially similar capacity to his
                                         Chief Investment Officer and   current position since prior to 2001, and
                                         Co-Head of Fixed-Income        Chief Investment Officer and Co-Head of
                                                                        Fixed Income.

                                         Paul J. DeNoon; since          Senior Vice President of the Adviser, with
                                         October 2005; Senior Vice      which he has been associated in a
                                         President of the Adviser and   substantially similar capacity to his
                                         Director of Emerging Market    current position since prior to 2001, and
                                         Debt                           Director of Emerging Market Debt.

                                         Michael L. Mon; since          Vice President of the Adviser, with which
                                         October 2005; Vice President   he has been associated in a substantially
                                         of the Adviser                 similar capacity to his current position
                                                                        since prior to 2001.

                                         Gershon Distenfeld; since      Vice President of the Adviser, with which
                                         April 2006; Vice President     he has been associated in a substantially
                                         of the Adviser                 similar capacity to his current position
                                                                        since prior to 2001.

                                         Matthew S. Sheridan; since     Vice President of the Adviser, with which
                                         April 2006; Vice President     he has been associated in a substantially
                                         of the Adviser                 similar capacity to his current position
                                                                        since prior to 2001.


AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.



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